Related Party Transactions - Schedule of Collections from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Xiamen Qiushi Intelligent Network Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Collections from Related Parties	¥ 231	¥ 83	¥ 20,647
Repayment of Loans to Related Parties	1,975	1,620	7,140
Fujian Qiushi Intelligent Co., LTD [Member]
Related Party Transaction [Line Items]
Collections from Related Parties	30,005	80,160
Repayment of Loans to Related Parties		8,480	31,858
Xiamen Qiushi Intelligent Network Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collections from Related Parties			215
Xiamen Yingshan Longchang Investment Partnership (L.P.) [Member]
Related Party Transaction [Line Items]
Collections from Related Parties		3	3,980
Repayment of Loans to Related Parties			4,900
Loans to Related Parties			3,983
Xiamen Xueyoubang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collections from Related Parties	7,520
Loans from Related Parties		4,000
Repayment of Loans to Related Parties		4,000
Loans to Related Parties	6,718	6,240
Liu Jun [Member]
Related Party Transaction [Line Items]
Collections from Related Parties			324
Loans from Related Parties			26
Repayment of Loans to Related Parties		27	1,217
Loans to Related Parties			403
Cheng’s Investment Group Co., LTD. (Hainan) [Member]
Related Party Transaction [Line Items]
Collections from Related Parties	5,000	5,800
Bengbu Yigong Digital Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collections from Related Parties	1,453
Loans to Related Parties	2,024
Fujian Henduoka Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collections from Related Parties		5,468	660
Loans to Related Parties		3,870	821
Related Party [Member]
Related Party Transaction [Line Items]
Collections from Related Parties	44,209	91,514	25,826
Loans from Related Parties	89	22,891	18,874
Repayment of Loans to Related Parties	2,008	23,027	50,791
Loans to Related Parties	42,132	116,529	5,690
Fujian Qiushi Intelligent Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans from Related Parties		8,480	8,229
Loans to Related Parties	30,613	95,305
Xiamen Qiushi Intelligent Network Technology Co., Ltd One [Member]
Related Party Transaction [Line Items]
Loans from Related Parties		1,450	5,682
Xiamen Qiushi Intelligent Network Equipment Co., LTD [Member]
Related Party Transaction [Line Items]
Loans from Related Parties	25	61	4,937
Repayment of Loans to Related Parties	33		5,676
Xiamen Dongling Weiye Investment Partnership (L.P.) [Member]
Related Party Transaction [Line Items]
Loans from Related Parties		8,400
Repayment of Loans to Related Parties		8,400
Zhang Andong [Member]
Related Party Transaction [Line Items]
Loans from Related Parties	64
Xiamen Qiushi Intelligent Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans from Related Parties		500
Repayment of Loans to Related Parties		500
Xiamen Qiushi Intelligent Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to Related Parties	2,777	314	483
Chengshi Investment Group Co., Ltd. (Hainan) [Member]
Related Party Transaction [Line Items]
Loans to Related Parties		¥ 10,800